LONG TERM LOANS (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Within One Year [Member]
IfrsStatementLineItems [Line Items]
Loans repayable	$ 158
Between Two To Five Years [Member]
IfrsStatementLineItems [Line Items]
Repayment of loans	$ 877
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	1.80%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	6.10%